Debt, cash and cash equivalents - Summary of Debt by Currency (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Debt By Currency [Line Items]
Net debt	€ 15,107	€ 17,628	€ 5,161
Value on redemption before derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt	15,306
Value on redemption after derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt	15,186	17,714	5,194
Euro | Value on redemption before derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt	15,209
Euro | Value on redemption after derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt	17,691	16,511	3,410
US dollar | Value on redemption before derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt	219
US dollar | Value on redemption after derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt	(813)	2,197	4,683
Singapore dollar | Value on redemption before derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt	(16)
Singapore dollar | Value on redemption after derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt	(2,245)
Japanese yen | Value on redemption before derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt	0
Japanese yen | Value on redemption after derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt	410
Chinese yuan renminbi | Value on redemption before derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt	(56)
Chinese yuan renminbi | Value on redemption after derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt	(322)
Other currencies | Value on redemption before derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt	(50)
Other currencies | Value on redemption after derivative instruments
Disclosure Of Debt By Currency [Line Items]
Net debt	€ 465	€ (994)	€ (2,899)